Note 3 - Oil and Gas Properties - 10K	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Oil and Gas Properties [Text Block]

NOTE 3 – OIL AND GAS PROPERTIES

Oil and gas properties at June 30, 2023 and December 31, 2022 consisted of the following:

	Balance		Balance
Account	12/31/2022	Additions	6/30/2023
Leasehold Improvements - Chico Rica, LLC	$40,000	$-	$40,000
Leasehold Improvements - Undeveloped	62,596	1,377	63,973
Lease Acquisition and Development Costs - Logan County	1,358,078	144,181	1,502,259
Total oil and gas related assets	$1,460,674	$145,558	$1,606,232

NOTE 3 – OIL AND GAS PROPERTIES

On September 8, 2020, the Company entered into an Option Agreement with Kadence Petroleum, LLC. (“Kadence”) to acquire oil and gas assets in Logan County in Central Oklahoma, called the “Logan 2 Project” in the Agreement). The Agreement gives the Company until February 8, 2021 to exercise its option (the “Option Period”). During the Option Period, Kadence may not sell the Logan 2 Project to any third party. In return for this exclusivity, the Company will pay $10,000 per month. The Company paid $10,000 to Brian Tribble, Managing Member of Kadence, through AEI Acquisition, LLC revolving credit note, on September 18, 2020. At closing, Alpha shall tender to Kadence a cash payment of $350,000 (the “Project Payment”). Alpha shall agree at Closing to make a monthly payment equal to 3% of the net revenue stream from any new wells (not workovers, restarts, or recompletions) drilled in the Project area after the Closing until such time as Kadence shall have accrued $800,000 from such new wells (the “Production Payment”). Together, the Option Payment, Production Payment, and Project Payment shall satisfy the Purchase Price. On March 3, 2021, the Company amended the agreement until May 1, 2021, with a $10,000 monthly payment in January through April 2021. The Company had advanced $85,500 in option payments through September 30, 2021. The agreement is cancelled, and the Company wrote off the $85,500 as of September 30, 2021.

On June 30, 2020, the Company entered into an option Agreement with Progressive Well Service, LLC (“Progressive”) to acquire oil and gas assets in Lincoln and Logan Counties in Central Oklahoma. On March 9, 2022, the Company closed on the acquisition of 34 well bores and related assets under the PSA with cash payments of $726,298. The Company is entitled to receive the proceeds of production from January 1, 2022 under the terms of the PSA and Progressive is required to operate the properties and transfer ownership and royalty decks to Company following a one-month transition period. Under the PSA we are obligated to make a further payment of three (3%) percent of the net revenue from new wells drilled until Progressive receives an additional $350,000.

The Company entered into a Letter of Intent with Chicorica, LLC on December 13, 2018 and extended the agreement through March 4, 2022. On March 1, 2022, the Company entered into an extension agreement with Chicorica to extend the Closing through August 5, 2022. In return, the Company must pay $30,000 by April 1, 2022, $35,000 by July 8, 2022 and $30,000 by August 5, 2022. During the year ended December 31, 2022, the Company paid $30,000 related to the extension agreement.

Oil and gas properties at December 31, 2022 and 2021 consisted of the following:

	Balance		Balance
Account	12/31/2021	Additions	12/31/2022
Leasehold Improvements - Chico Rica, LLC	$10,000	$30,000	$40,000
Leasehold Improvements - Undeveloped	15,791	46,805	62,596
Lease Acquisition and Development Costs - Logan County	120,000	1,238,078	1,358,078
Total oil and gas related assets	$145,791	$1,314,883	$1,460,674